Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended	2 Months Ended		3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended			13 Months Ended	14 Months Ended		15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	24 Months Ended	26 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 15, 2023	Jul. 31, 2023	Sep. 30, 2015	Dec. 31, 2023	Jan. 31, 2024	Sep. 30, 2023	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Sep. 30, 2025	Nov. 30, 2024	Sep. 30, 2016	Dec. 31, 2024	Jan. 31, 2025	Sep. 30, 2024	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Sep. 30, 2017	Sep. 30, 2025	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000241910
Account Value [Line Items]
Line Graph and Table Measure Name																Cantor Fitzgerald Equity Dividend Plus Fund
Accumulated Value		$ 9,427				$ 8,836															$ 11,279										$ 11,917
C000241909
Account Value [Line Items]
Line Graph and Table Measure Name																Cantor Fitzgerald Equity Dividend Plus Fund
Accumulated Value			$ 10,000															$ 11,506												$ 13,257		$ 15,014	$ 14,856	$ 13,185	$ 18,688	$ 17,484	$ 18,594	$ 23,576	$ 24,951
C000250874
Account Value [Line Items]
Line Graph and Table Measure Name																Cantor Fitzgerald Equity Opportunity Fund
Accumulated Value			10,000															10,915												12,237		13,353	14,189	14,021	18,298	15,894	16,794	20,336	24,447
C000250873
Account Value [Line Items]
Line Graph and Table Measure Name																Cantor Fitzgerald Equity Opportunity Fund
Accumulated Value			10,000															10,946												12,310		13,473	14,356	14,231	18,629	16,231	17,200	20,891	25,181
C000250877
Account Value [Line Items]
Line Graph and Table Measure Name																Cantor Fitzgerald High Income Fund
Accumulated Value			10,000															10,577												11,200		11,226	11,774	12,346	13,201	11,996	12,987	14,424	15,178
C000250878
Account Value [Line Items]
Line Graph and Table Measure Name																Cantor Fitzgerald High Income Fund
Accumulated Value			10,000															10,586												11,246		11,294	11,855	12,456	13,330	12,151	13,197	14,687	15,485
C000246496
Account Value [Line Items]
Line Graph and Table Measure Name																Cantor Fitzgerald International Equity Fund
Accumulated Value	$ 9,425			$ 9,774	$ 9,651		$ 9,830	$ 10,330	$ 10,009	$ 10,405	$ 10,302	$ 10,518	$ 10,886	$ 11,131	$ 10,697		$ 10,631		$ 10,519	$ 10,874		$ 11,362	$ 11,582	$ 11,918	$ 12,502	$ 12,943	$ 12,857	$ 13,364	$ 13,824
C000246497
Account Value [Line Items]
Line Graph and Table Measure Name																Cantor Fitzgerald International Equity Fund
Accumulated Value	10,000			10,380	10,240		10,440	10,970	10,640	11,070	10,960	11,190	11,590	11,860	11,400		11,330		11,212	11,600		12,122	12,357	12,726	13,350	13,830	13,738	14,291	14,792
C000246495
Account Value [Line Items]
Line Graph and Table Measure Name																Cantor Fitzgerald International Equity Fund
Accumulated Value	10,000			10,370	10,240		10,440	10,970	10,630	11,050	10,950	11,170	11,570	11,830	11,370		11,310		11,183	11,570		12,090	12,324	12,691	13,313	13,782	13,690	14,241	14,730
C000234854
Account Value [Line Items]
Line Graph and Table Measure Name																Cantor Fitzgerald Large Cap Focused Fund
Accumulated Value			10,000															10,650												13,223		16,293	15,314	19,223	27,233	20,843	26,444	34,452	43,015
C000234855
Account Value [Line Items]
Line Graph and Table Measure Name																Cantor Fitzgerald Large Cap Focused Fund
Accumulated Value			10,000															10,700												13,333		16,507	15,573	19,617	27,879	21,411	27,278	35,651	44,653
C000234853
Account Value [Line Items]
Line Graph and Table Measure Name																Cantor Fitzgerald Large Cap Focused Fund
Accumulated Value			10,000															10,693												13,323		16,487	15,541	19,562	27,773	21,312	27,139	35,438	44,408
Russell 1000 Value Total Return
Account Value [Line Items]
Accumulated Value		10,000				9,355															11,952										13,080
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value			10,000															11,619												13,377		14,641	15,227	14,461	19,525	17,306	19,805	25,303	27,692
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000															11,543												13,691		16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000															11,543												13,691		16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
Bloomberg U.S. Corporate High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Corporate High Yield Index
Accumulated Value			10,000															11,273												12,274		12,649	13,453	13,890	15,457	13,271	14,635	16,939	18,194
Bloomberg U.S. Corporate High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Corporate High Yield Index
Accumulated Value			10,000															11,273												12,274		12,649	13,453	13,890	15,457	13,271	14,635	16,939	18,194
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																MSCI ACWI ex USA Index
Accumulated Value	10,000			10,227	10,125		10,381	10,706	10,514	10,819	10,808	11,059	11,373	11,680	11,107		11,006		10,793	11,227		11,383	11,357	11,767	12,306	12,724	12,687	13,128	13,601
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Accumulated Value	10,000			10,227	10,125		10,381	10,706	10,514	10,819	10,808	11,059	11,373	11,680	11,107		11,006		10,793	11,227		11,383	11,357	11,767	12,306	12,724	12,687	13,128	13,601
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																MSCI ACWI ex USA Index
Accumulated Value	$ 10,000			$ 10,227	$ 10,125		$ 10,381	$ 10,706	$ 10,514	$ 10,819	$ 10,808	$ 11,059	$ 11,373	$ 11,680	$ 11,107		$ 11,006		$ 10,793	$ 11,227		$ 11,383	$ 11,357	$ 11,767	$ 12,306	$ 12,724	$ 12,687	$ 13,128	$ 13,601
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000															11,543												13,691		16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000															11,543												13,691		16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000															11,543												13,691		16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value		$ 10,000				$ 9,372															$ 12,778										$ 15,027
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000															11,543												13,691		16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
MSCI USA Mid Cap Index Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																MSCI USA Mid Cap Index
Accumulated Value			10,000															11,312												13,038		14,920	15,273	16,255	22,758	18,276	20,298	26,325	28,469
MSCI USA Mid Cap Index Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																MSCI USA Mid Cap Index
Accumulated Value			10,000															11,312												13,038		14,920	15,273	16,255	22,758	18,276	20,298	26,325	28,469
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000															10,519												10,527		10,399	11,470	12,271	12,161	10,385	10,452	11,662	11,998
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Aggregate Bond Index
Accumulated Value			$ 10,000															$ 10,519												$ 10,527		$ 10,399	$ 11,470	$ 12,271	$ 12,161	$ 10,385	$ 10,452	$ 11,662	$ 11,998